Derivatives - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gains (losses) recognized in income or other comprehensive income for derivative designated cash flow hedges	$ 2,541,000	$ 2,073,000	$ 2,075,000
Derivative instrument loss at settlement amortization period	10 years
Cash Flow Hedging
Derivative [Line Items]
Gains (losses) recognized in income or other comprehensive income for derivative designated cash flow hedges	$ 0
Arizona
Derivative [Line Items]
Natural gas portfolios, maximum % rate	25.00%
California
Derivative [Line Items]
Natural gas portfolios, maximum % rate	25.00%